Share-based compensation - Summary of Restricted Shares Activities (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2010 share incentive plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Unvested, beginning balance	943,220	432,217
Number of restricted shares, Granted	2,050,000	1,170,000
Number of restricted shares, Vested	(115,125)	(274,960)
Number of restricted shares, Forfeited	(1,605,945)	(384,037)
Number of restricted shares, Unvested, Ending balance	1,272,150	943,220	432,217
Number of restricted shares, Vested and expected to vest, Ending balance	1,081,327	801,737
Weighted-Average Grant Date Fair Value, Granted	$ 0.69	$ 1.18
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Granted	8,664,980	8,664,980
2013 Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Unvested, beginning balance	1,714,535	3,796,398	7,200,778
Number of restricted shares, Vested	(996,835)	(1,520,760)	(2,627,815)
Number of restricted shares, Forfeited	(129,940)	(561,103)	(776,565)
Number of restricted shares, Unvested, Ending balance	587,760	1,714,535	3,796,398
Number of restricted shares, Vested and expected to vest, Ending balance	499,596	1,457,355	3,226,939
2014 Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Unvested, beginning balance	10,276,300	5,761,400
Number of restricted shares, Granted	0	6,749,000
Number of restricted shares, Vested	(2,447,950)	(1,262,200)
Number of restricted shares, Forfeited	(2,022,000)	(971,900)
Number of restricted shares, Unvested, Ending balance	5,806,350	10,276,300	5,761,400
Number of restricted shares, Vested and expected to vest, Ending balance	4,935,398	8,734,855
Weighted-Average Grant Date Fair Value, Granted	$ 0	$ 1.12